10. THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2014	2013	Maturities	2014	2013
				(unaudited)

Short-term bank loans	6.91%	6.50%	August 2014 to January 2015	$206,410	$160,737